Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	84.00%	84.00%	85.00%
Moss & Associates LLC | Customary Payments for Remodeling of Corporate Headquarters
Related Party Transaction [Line Items]
Payment for related party transaction	$ 124	$ 951	$ 291
Amount payable to related party	0
Greenberg Traurig, P.A. | Customary Fees for Legal Services
Related Party Transaction [Line Items]
Payment for related party transaction	131	475
Amount payable to related party	0
Carrier and Its Affiliates | Supplier Concentration Risk
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	71,000	75,000
Revenues from sales to Carrier and its affiliates	$ 84,000	$ 64,000	$ 56,000
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	62.00%	62.00%	62.00%